Recapitalization - Schedule of Profusa Shares (Details)	Dec. 31, 2025 shares
Legacy Profusa Shares [Member]
Schedule of Profusa Shares [Line Items]
Legacy Profusa Shares	17,938,662
Legacy Profusa Shares [Member] | Preferred Stock [Member]
Schedule of Profusa Shares [Line Items]
Legacy Profusa Shares	17,863,934
Legacy Profusa Shares [Member] | Class A Common Stock [Member]
Schedule of Profusa Shares [Line Items]
Legacy Profusa Shares	74,728
Profusa Shares after conversion ratio [Member]
Schedule of Profusa Shares [Line Items]
Profusa Shares after conversion ratio	114,586
Profusa Shares after conversion ratio [Member] | Preferred Stock [Member]
Schedule of Profusa Shares [Line Items]
Profusa Shares after conversion ratio	82,377
Profusa Shares after conversion ratio [Member] | Class A Common Stock [Member]
Schedule of Profusa Shares [Line Items]
Profusa Shares after conversion ratio	32,209